Fair Value Measurements for Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
El Paso
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets		$ 17,768,932
Liabilities		(17,768,932)
El Paso Real Estate Transaction	3,024,550
El Paso Imaging Centers
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets		917,487
Liabilities		(608,439)
Foundation
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets	7,475,459
Liabilities	(15,401,366)
Significant Other Observable Inputs (Level 2) | El Paso
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
El Paso Real Estate Transaction	2,573,633
Significant Unobservable Inputs (Level 3) | El Paso
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets		17,768,932
Liabilities		(17,768,932)
El Paso Real Estate Transaction	450,917
Significant Unobservable Inputs (Level 3) | El Paso Imaging Centers
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets		917,487
Liabilities		(608,439)
Significant Unobservable Inputs (Level 3) | Foundation
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets	7,475,459
Liabilities	(15,401,366)
Total Gains Losses
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value Measured on Nonrecurring Basis Gains (Losses), Total	(17,906,659)
Total Gains Losses | El Paso
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
El Paso Real Estate Transaction	3,958,122
Total Gains Losses | Foundation
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets	$ (21,864,781)